Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Additional Information (Detail) - EUR (€)			1 Months Ended											12 Months Ended			23 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 19, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2017	Jan. 20, 2016
Equity, Class of Treasury Stock [Line Items]
Maximum amount of shares intended to be repurchased																		€ 1,500,000,000
Total number of shares purchased as a part of publicly announced plans or programs	237,000	0	552,700	1,147,280	497,878	573,620	460,259	0	0	0	0	0	0	3,468,737			8,232,115
Value of stock acquired														€ (500,000,000)	€ (400,000,000)	€ (564,900,000)	€ (900,000,000)
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 1,069,000,000.0	€ 1,100,000,000.0	€ 600,000,000.0	€ 680,900,000.0	€ 857,400,000.0	€ 931,500,000.0	€ 1,009,600,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 600,000,000.0
Treasury Stock, Shares, Retired														7,736,154
2015 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Maximum value of shares that may yet be purchased under program 2 (EUR)																		€ 500,000,000
Treasury Stock, Shares, Retired														2,972,776
2016-2017 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Retired														4,763,378